Summary of Significant Accounting Policies - Cash And Cash Equivalents (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Amounts held in money market funds	$ 10,700		$ 31,300	$ 21,800
Interest income on cash equivalents and short term investments	$ 275	$ 246	$ 747	$ 1,318